As filed with the Securities and Exchange Commission on February 9, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3445

THE MERGER FUND
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Frederick W. Green
THE MERGER FUND
100 Summit Lake Drive
Valhalla, New York 10595
(Name and address of agent for service)

1-800-343-8959
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2005 (Unaudited)
Merger Fund

Shares		Value

	COMMON STOCKS - 110.49%
	Apparel Manufacturers - 5.55%
1,196,000	Reebok International Ltd. (d)	$69,643,080

	Apparel Retailing - 0.70%
462,907	J. Jill Group Inc. (a)	8,809,120

	Automotive Parts & Equipment - 0.68%
494,750	Titan International, Inc.	8,534,438

	Banking - 2.82%
532,206	Westcorp (d)	35,450,242

	Broadcasting - 1.29%
1,448,400	Lin TV Corp. (a)	16,135,176

	Brokerage Services - 1.93%
4,773,944	Instinet Group Incorporated (a) (i)	24,290,305

	Cable TV - 5.01%
1,062,950	Cablevision Systems Corporation (a) (f)	24,947,436
1,590,462	Telewest Global, Inc. (a) (h)	37,884,805
		62,832,241

	Computer Software - 6.40%
1,263,500	Intellisync Corporation (a) (h)	6,519,660
1,237,855	Micromuse, Inc. (a)	12,242,386
5,820,787	Siebel Systems, Inc. (g)	61,583,926
		80,345,972

	Consumer Finance - 5.97%
2,673,700	MBNA Corporation (d)	72,590,955
30,300	WFS Financial Inc. (a)	2,307,345
		74,898,300

	Database Marketing Services - 0.63%
727,739	infoUSA, Inc.	7,954,187

	Defense Electronics - 1.83%
552,591	Engineered Support Systems, Inc. (h)	23,009,889

	Dialysis Products & Services - 4.16%
1,104,000	Renal Care Group, Inc. (a)	52,230,240

	Food & Beverages - 5.72%
830,119	Dreyer's Grand Ice Cream Holdings, Inc. (h)	68,800,263
112,600	Vincor International Inc. (a)	2,999,890
		71,800,153

	Food Retailing - 1.42%
833,800	Albertson's, Inc. (f)	17,801,630

	Healthcare Facilities - 1.09%
1,167,900	Beverly Enterprises, Inc. (a) (e)	13,629,393

	Hospitality - 0.06%
72,000	La Quinta Corp. (a)	802,080

	Information Technology - 2.48%
488,500	Anteon International Corporation (a)	26,549,975
90,100	Computer Sciences Corporation (a) (f)	4,562,664
		31,112,639

	Integrated Gas & Electric Companies - 0.36%
78,400	Constellation Energy Group (f)	4,515,840

	Lottery Services - 3.49%
1,378,800	GTECH Holdings Corporation	43,763,112

	Medical Devices - 9.68%
813,600	Animas Corp. (a) (e)	19,648,440
997,400	Guidant Corporation (f)	64,581,650
425,016	INAMED Corporation (a) (h)	37,265,403
		121,495,493

	Medical Information Systems - 3.89%
452,736	IDX Corporation (a) (e)	19,884,165
1,507,800	NDCHealth Corporation (a) (h)	28,994,994
		48,879,159

	Office Products - 0.25%
195,726	Dictaphone Corporation (i)	3,131,616

	Oil & Gas Exploration & Production - 10.55%
802,286	Burlington Resources, Inc. (f)	69,157,053
1,187,100	Vintage Petroleum, Inc. (h)	63,308,043
		132,465,096

	Pharmaceuticals - 4.30%
634,061	Abgenix, Inc. (a) (e)	13,638,652
1,287,628	IVAX Corporation (a) (h)	40,341,385
		53,980,037

	Real Estate Investment Trusts - 6.43%
884,800	Arden Realty, Inc. (d)	39,665,584
405,000	CenterPoint Properties Trust (e)	20,039,400
516,800	Prentiss Properties Trust	21,023,424
		80,728,408

	Satellite Communications - 4.08%
766,200	New Skies Satellites Holdings Ltd. (d)	16,680,174
1,408,400	PanAmSat Holding Corp. (d)	34,505,800
		51,185,974

	Savings & Loans - 1.69%
533,168	Independence Community Bank Corp. (e)	21,182,765

	Steel - 0.72%
161,100	Dofasco, Inc.	9,005,358

	Telecommunications Equipment - 3.34%
973,900	Scientific-Atlanta, Inc. (g)	41,945,873

	Telephony - 13.97%
1,362,138	Alamosa Holdings, Inc. (a) (d)	25,349,388
1,414,500	MCI Inc. (g)	27,908,085
1,453,900	Nextel Partners, Inc. (a) (h)	40,621,966
4,107,998	Price Communications Corporation (a) (h)	61,085,930
340,200	TDC A/S	20,378,531
		175,343,900
	TOTAL COMMON STOCKS (Cost $1,377,623,817)	$1,386,901,716

	WARRANTS - 0.00%
	Dictaphone Corporation
241,889	Expiration: March, 2006, Exercise Price: $20.00	15,118
	TOTAL WARRANTS (Cost $26,608)	$15,118

Contracts (100 shares per contract)
	PUT OPTIONS PURCHASED- 0.00%
	DRS Technologies
686	Expiration: March, 2006, Exercise Price: $45.00	60,025
	TOTAL PURCHASED OPTIONS (Cost $71,505)	$60,025

Principal
Amount
	TAX ESCROW NOTES- 0.12%
$2,244,534	NextWave Wireless LLC Secured Note	1,458,947
	TOTAL TAX ESCROW NOTES (Cost $1,234,494)	$1,458,947

	CONVERTIBLE BONDS - 0.07%
	Adelphia Communications Corporation
27,725,000	6.000%, 02/15/2006 (c)	415,875
26,583,000	3.250%, 05/01/2021 (c)	398,745
	TOTAL CONVERTIBLE BONDS (Cost $22,677,230)	$814,620

	CORPORATE BONDS - 4.31%
	Adelphia Communications Corporation
15,818,000	9.375%, 11/15/2009 (c)	9,332,620
28,575,000	10.250%, 06/15/2011 (c)	17,287,875
11,695,000	9.250%, 10/01/2022 (c)	6,549,200
10,000,000	Brookstone Company Inc.	9,350,000
	12.000%, 10/15/2012 (Acquired 09/23/2005, Cost $9,883,300) (b)
14,500,000	Toys "R" Us, Inc.	11,600,000
	7.875%, 04/15/2013
	TOTAL CORPORATE BONDS (Cost $71,808,804)	$54,119,695.00

	SHORT TERM INVESTMENTS - 0.00%
	Variable Rate Demand Notes - 0.00%
489	U.S. Bank, 4.130%	489
	TOTAL SHORT TERM INVESTMENTS (Cost $489)	$489

	Total Investments (Cost $1,473,442,947) (j)	$1,443,370,610

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Restricted under Rule 144A of the Securities Act of 1933.
(c)	Security in default.
(d)	All or a portion of the shares have been committed as collateral for open short options.
(e)	All or a portion of the shares have been committed as collateral for foreign currency contracts.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for equity swap contracts.
(h)	All or a portion of the shares have been committed as collateral for the credit facility.
(i)	Fair-valued security.
(j)	The cost basis of investments for federal income tax purposes at 12/31/05 was as follows*:

	Cost of investments	$1,502,449,702
	Gross unrealized appreciation	13,917,472
	Gross unrealized depreciation	(72,996,564)
	Net unrealized depreciation	$(59,079,092)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Securities Short Sold
December 31, 2005 (Unaudited)
Merger Fund

Shares		Value
1,048,000	Adelphia Communications Corporation - Class A	$41,920
198,864	Allergan, Inc.	21,469,357
1,338,950	Bank of America Corporation	61,792,542
356,550	Brandywine Realty Trust	9,951,311
393,051	ConocoPhillips	22,867,707
37,100	DRS Technologies, Inc.	1,907,682
116,886	Johnson & Johnson	7,024,849
184,380	NTL Incorporated	12,552,590
498,450	Occidental Petroleum Corporation	39,816,186
336,246	Per-Se Technologies, Inc.	7,854,707
545,676	Teva Pharmaceutical Industries Ltd. - ADR	23,469,525
1,422,135	Verizon Communications Inc.	42,834,706
722,925	Wachovia Corporation	38,213,816
	Total Securities Sold Short (Proceeds $281,773,942)	$289,796,898

ADR - American Depository Receipt

Schedule of Options Written
December 31, 2005 (Unaudited)
Merger Fund

Contracts (100 shares per contract)		Value
CALL OPTIONS

	Albertson's, Inc.
5,000	Expiration: January, 2006, Exercise Price: $20.00	$775,000
3,338	Expiration: January, 2006, Exercise Price: $22.50	100,140
2,571	Burlington Resources, Inc.	2,930,940
	Expiration: January, 2006, Exercise Price: $75.00
851	Cablevision Systems Corporation	123,395
	Expiration: January, 2006, Exercise Price: $22.50
901	Computer Sciences Corporation	148,665
	Expiration: January, 2006, Exercise Price: $50.00
784	Constellation Energy Group	15,680
	Expiration: January, 2006, Exercise Price: $60.00
937	Dofasco, Inc.	402,206
	Expiration: January, 2006, Exercise Price: $60.00
	GTECH Holdings Corporation
11,337	Expiration: January, 2006, Exercise Price: $30.00	2,607,510
500	Expiration: January, 2006, Exercise Price: $32.50	40,000
6,757	Guidant Corporation	1,351,400
	Expiration: January, 2006, Exercise Price: $65.00
9,739	Scientific-Atlanta, Inc.	146,085
	Expiration: January, 2006, Exercise Price: $45.00
	Total Options Written (Premiums received $9,430,858)	$8,641,021

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE MERGER FUND

By (Signature and Title) /s/ Frederick W. Green
Frederick W. Green, President

Date   2/7/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Frederick W. Green
Frederick W. Green, President

Date   2/7/06

By (Signature and Title) /s/ Bonnie L. Smith
Bonnie L. Smith, Treasurer

Date   2/7/06